Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	104,751,318
Proposed Maximum Offering Price per Unit	2.9075
Maximum Aggregate Offering Price	$ 304,564,457.09
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,628.82
Offering Note	In accordance with Rule 416(a) under Securities Act of 1933, as amended (the "Securities Act"), the registrant is registering an indeterminate number of additional Common Shares (as defined in the Registration Statement) that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar events. All 104,751,318 Common Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3. The amount registered consists of (i) 69,834,212 Common Shares and (ii) 34,917,106 Common Shares underlying Warrants (as defined in the Registration Statement). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based upon the average of the high ($3.025) and low ($2.79) prices of the Common Shares as reported on the Nasdaq Capital Market on September 5, 2025, which is a date within five (5) business days prior to the filing date of this registration statement.